UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Jul. 26, 2022
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share)	$ 1	$ 1
Ordinary shares, shares issued (in shares)	10,000	10,000
Ordinary shares, shares outstanding (in shares)	10,000	10,000
Common Class A
Ordinary shares, shares authorized (in shares)	190,000,000	190,000,000	190,000,000	190,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)	15,830,000	13,760,000	13,760,000
Ordinary shares, shares outstanding (in shares)	15,830,000	13,760,000	13,760,000
Common Class B
Ordinary shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	10,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)	2,000,000	2,000,000	2,000,000
Ordinary shares, shares outstanding (in shares)	2,000,000	2,000,000	2,000,000